Income Taxes: Significant items making up the deferred tax assets and deferred tax liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Net operation loss carry forward, deferred tax assets	$ 3,736,000	$ 3,323,562
Warrant derivative liability		419,086
Capital loss carryover	381,600
Allowance for doubtful accounts-	24,600
Related party accruals	17,800
Accrued vacation	28,100
Depreciation on deferred tax assets	35,800
Stock-based compensation, deferred tax liability		3,613,780
Amortization of intangible assets-		374,271
Less: valuation allowance	$ (4,223,900)	$ (7,730,699)